4550 Montgomery Avenue, Bethesda, MD 20814 301.951.4800 / www.calvert.com

July 11, 2014

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Calvert Impact Fund
Calvert Small Cap Fund (the “Fund”)
File Nos. 333-44064 and 811-10045

Pursuant to Rule 497 under the Securities Act of 1933, transmitted are exhibits containing interactive data format risk/return summary information for the above-referenced Fund, in connection with the prospectus supplement filed for the Fund on June 27, 2014, pursuant to Rule 497(e) - SEC Accession No. 0001121624-14-000029.
.
Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Assistant Vice President
and Associate General Counsel